Note 6 - Intangible Assets - Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Intangible assets other than goodwill at end of period	$ 894,584	$ 1,032,110
Intangible assets other than goodwill at end of period	1,715,192	894,584	$ 1,032,110
Gross carrying amount [member]
Statement Line Items [Line Items]
Intangible assets other than goodwill at end of period	1,388,399	1,388,399	1,272,123
Additions	1,000,000		116,276
Intangible assets other than goodwill at end of period	2,388,399	1,388,399	1,388,399
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Intangible assets other than goodwill at end of period	493,815	356,289	222,031
Intangible assets other than goodwill at end of period	673,207	493,815	356,289
Amortization	$ 179,392	$ 137,526	$ 134,258